Warrants (Details 1) - Warrants [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Warrants
Outstanding, January 1, 2018 | shares
Granted | shares	118,524
Outstanding, December 31, 2018 | shares	118,524
Weighted Average Exercise Price
Outstanding, January 1, 2018 | $ / shares
Granted | $ / shares	13.79
Outstanding, December 31, 2018 | $ / shares	$ 13.79
Weighted Average Remaining Contractual Term in Years
Outstanding, January 1, 2018	0 years
Granted	2 years 6 months
Outstanding, December 31, 2018	2 years 5 months 5 days